Risk Management - Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Percentage of equity hedges in the dynamic program offset against hedged variable annuity liability	95.00%	95.00%
-30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	$ (2,050)	$ (2,370)
General fund equity investments	(1,240)	(1,170)
Total underlying sensitivity before hedging	(3,290)	(3,540)
Impact of macro and dynamic hedge assets	720	880
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(2,570)	(2,660)
Impact of reinsurance	1,320	1,470
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(1,250)	(1,190)
-20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	(1,240)	(1,460)
General fund equity investments	(820)	(770)
Total underlying sensitivity before hedging	(2,060)	(2,230)
Impact of macro and dynamic hedge assets	430	530
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(1,630)	(1,700)
Impact of reinsurance	810	900
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(820)	(800)
-10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	(560)	(670)
General fund equity investments	(400)	(390)
Total underlying sensitivity before hedging	(960)	(1,060)
Impact of macro and dynamic hedge assets	190	240
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	(770)	(820)
Impact of reinsurance	370	420
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	(400)	(400)
+10%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	470	550
General fund equity investments	390	380
Total underlying sensitivity before hedging	860	930
Impact of macro and dynamic hedge assets	(150)	(190)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	710	740
Impact of reinsurance	(320)	(350)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	390	390
+20%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	860	1,010
General fund equity investments	780	760
Total underlying sensitivity before hedging	1,640	1,770
Impact of macro and dynamic hedge assets	(260)	(340)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	1,380	1,430
Impact of reinsurance	(590)	(650)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	790	780
+30%
Disclosure of credit risk exposure [line items]
Variable annuity and segregated fund guarantees	1,190	1,390
General fund equity investments	1,180	1,140
Total underlying sensitivity before hedging	2,370	2,530
Impact of macro and dynamic hedge assets	(360)	(460)
Net potential impact on net income attributed to shareholders after impact of hedging and before impact of reinsurance	2,010	2,070
Impact of reinsurance	(830)	(910)
Net potential impact on net income attributed to shareholders after impact of hedging and reinsurance	$ 1,180	$ 1,160